Note 10 - Income Tax Provision	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of income tax [text block]
10.	Income tax provision:

Income tax provision for the three months ended January 31, 2023 was $3.8 million ( January 31, 2022 - $2.1 million). The Bank’s combined statutory federal and provincial income tax rate is approximately 27% ( January 31, 2022 - 27%). The effective rate is affected by certain items not being taxable or deductible for income tax purposes.